Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2016
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of consolidated financial information of the VIEs
	As of June 30
	2015	2016
	RMB	RMB
Total assets	59,255	59,470
Total liabilities	60,413	61,644
Payable to third parties	34,997	34,382
Payable to inter-company entities*	25,416	27,262

	For The Year Ended June 30
	2014	2015	2016
	RMB	RMB	RMB
Net revenue	96,275	63,367	54,305
Net income	37,909	41,421	(1,387)
Inter-company payable forgiveness*	7,680	44,727	-
Inter-company dividends received**	24,900	-	-
Net income/(loss) from third parties	5,329	(3,306)	(1,387)

	For The Year Ended June 30
	2014	2015	2016
	RMB	RMB	RMB
Net (decrease)/ increase in cash and cash equivalents	(14,358)	1,680	538

*	All inter-company transactions and balances have been eliminated upon consolidation.

**	On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.